Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	₩ 2,612,530	₩ 2,447,619
Trade accounts and notes receivable, net	8,824,563	9,674,026
Other receivables, net	1,636,006	1,539,742
Other short-term financial assets	7,045,880	5,224,911
Inventories	10,793,781	9,515,895
Current income tax assets	38,489	46,473
Assets held for sale	71,768	311,958
Other current assets	821,242	894,484
Total current assets	31,844,259	29,655,108
Long-term trade accounts and notes receivable, net	731,570	51,124
Other receivables, net	879,176	762,912
Other long-term financial assets	1,911,684	2,657,692
Investments in associates and joint ventures	3,557,932	3,882,389
Investment property, net	1,064,914	1,117,720
Property, plant and equipment, net	31,883,535	33,770,339
Intangible assets, net	5,952,269	6,088,729
Defined benefit assets, net	8,224	83,702
Deferred tax assets	1,463,055	1,500,219
Other non-current assets	489,011	567,680
Total non-currentassets	47,941,370	50,482,506
Total assets	79,785,629	80,137,614
Liabilities
Trade accounts and notes payable	3,465,146	4,073,286
Short-term borrowings and current installments of long-term borrowings	11,274,516	10,194,807
Other payables	1,753,461	1,851,659
Other short-term financial liabilities	129,812	149,748
Current income tax liabilities	515,538	446,071
Provisions	110,946	114,865
Other current liabilities	2,240,919	2,113,873
Total current liabilities	19,490,338	18,944,309
Long-term trade accounts and notes payable	12,532	44,512
Long-term borrowings, excluding current installments	9,789,141	12,510,191
Other payables	147,750	208,559
Other long-term financial liabilities	114,105	81,309
Defined benefit liabilities, net	137,193	123,604
Deferred tax liabilities	1,904,242	1,642,939
Long-term provisions	477,172	337,739
Other non-current liabilities	386,431	479,183
Total non-currentliabilities	12,968,566	15,428,036
Total liabilities	32,458,904	34,372,345
Equity
Share capital	482,403	482,403
Capital surplus	1,422,021	1,407,247
Hybrid bonds	996,919	996,919
Reserves	(682,556)	(143,985)
Treasury shares	(1,533,054)	(1,533,468)
Retained earnings	42,974,658	41,125,712
Equity attributable to owners of the controlling company	43,660,391	42,334,828
Non-controllinginterests	3,666,334	3,430,441
Total equity	47,326,725	45,765,269
Total liabilities and equity	₩ 79,785,629	₩ 80,137,614